Accounts Payable (Details) - Schedule of Composition of Accounts Payable - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Composition of Accounts Payable [Abstract]
Trade payables	$ 1	$ 2
Accrued expenses	205	185
Total accounts payable	$ 206	$ 187